Consolidated Statements Of Shareholders' Deficit - USD ($) $ in Thousands	Common Stock [Member] Long-term Debt [Member]	Common Stock [Member] Short-term Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Long-term Debt [Member]	Additional Paid-in Capital [Member] Short-term Debt [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit [Member]	Long-term Debt [Member]	Short-term Debt [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance, value at Dec. 31, 2018			$ 287			$ 366,695	$ (38)	$ (392,292)			$ (38)	$ (25,310)
Issuance of common stock upon exercise of warrants			29									29
Issuance of common stock and warrants for services			6			234						240
Issuance of convertible debt with beneficial conversion feature						550						550
Issuance of common stock upon conversion	$ 19			$ 277					$ 296
Share-based compensation, net of shares withheld for taxes						589						589
Net loss for the year								(9,453)				(9,453)
Balance, value at Dec. 31, 2019			341			368,345		(401,783)				(33,097)
Issuance of common stock and warrants in private offerings, net of issuance costs			148			4,618						4,766
Issuance of common stock upon exercise of warrants			45			1,530						1,575
Issuance of common stock and warrants for services			7			297						304
Issuance of convertible debt with beneficial conversion feature						173						173
Issuance of common stock upon conversion	$ 15	$ 22		$ 437	$ 318				$ 452	$ 340
Share-based compensation, net of shares withheld for taxes			8			1,236						1,244
Net loss for the year								(19,578)				(19,578)
Balance, value at Dec. 31, 2020			$ 586			$ 376,954		$ (421,361)				$ (43,821)